New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                                 May 3, 2001



VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

     Re:  New England Variable Annuity Fund I
          File No. 333-11137
          Rule 497(j) Certification
          -------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and New England Variable Annuity Fund I (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on April 23, 2001.

     If you have any questions, please contact me at (617) 578-2720.


                                                 Sincerely,



                                                 Robert P. Rodrigue